Financial Risk Management - Summary of Impact of a Reasonably Possible Strengthening (Weakening) (Detail) - Currency risk [member] - USD - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Strengthening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ 248	€ 1,023
Weakening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ (248)	€ (1,250)